Debt and Finance Leases - Senior Notes Redemption and Repurchases (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Jun. 30, 2018	Dec. 07, 2017	Aug. 02, 2016
Debt Instrument [Line Items]
Loss on debt extinguishment		$ 51	$ 44	$ 49
Senior Notes
Debt Instrument [Line Items]
Loss on debt extinguishment			38
Write off of deferred debt issuance cost			7
Recourse Debt | Senior Notes, due 2024
Debt Instrument [Line Items]
Principal amount redeemed		$ 733
Interest rate, stated percentage		6.25%
Loss on debt extinguishment		$ 29
Write off of deferred debt issuance cost		$ 5
Recourse Debt | Senior Notes
Debt Instrument [Line Items]
Principal Repurchased	$ 1,061		1,061		$ 576	$ 43
Cash Paid	1,106		1,106		$ 598	$ 45
Redemption percentage of principal		25.00%
Accrued interest	14		14
Recourse Debt | Senior Notes, due 2028
Debt Instrument [Line Items]
Interest rate, stated percentage		5.75%			5.75%	5.75%	5.75%
Principal Repurchased					$ 20
Recourse Debt | Senior Notes Due In 2022 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		6.25%			6.25%	6.25%
Principal Repurchased	485		485		$ 493
Cash Paid	$ 508		$ 508
Redemption percentage of principal	103.13%
Recourse Debt | Senior Notes, due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage		6.625%			6.625%			6.625%
Principal Repurchased					$ 20